11. Share Capital: Schedule of Share Purchase Warrants Outstanding and Exercisable (Tables)	12 Months Ended
Jul. 31, 2019
Tables/Schedules
Schedule of Share Purchase Warrants Outstanding and Exercisable
Expiry Date	Exercise price $	Number of warrants #
February 8, 2020	0.05	57,607,000
March 1, 2020	0.05	47,512,000
April 30, 2020	0.05	15,470,000
June 11, 2020	0.33	5,182,365
		125,771,365